Other current assets and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other current assets and other current liabilities
Summary of other current assets

	As of	As of
	December 31,	December 31,
	2018	2019
Reserves at CBR*	684	611
Prepaid expenses	156	230
Other	89	76
Total other current assets	929	917

*     Banks are currently required to post mandatory reserves with the CBR to be held in non-interest bearing accounts. Starting from July 1, 2019, such mandatory reserves established by the CBR constitute 4.75% for liabilities in RUR and 8% for liabilities in foreign currency. The amount is excluded from cash and cash equivalents for the purposes of cash flow statement and does not have a repayment date.

Summary of other current liabilities

	As of	As of
	December 31,	December 31,
	2018	2019
Contract liability related to loyalty program	473	607
Contract liability related to guarantees issued	—	199
Other	68	96
Total other current liabilities	541	902